Document and Entity Information	Jun. 04, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 04, 2025
Entity Registrant Name	STEM, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39455
Entity Tax Identification Number	85-1972187
Entity Address Address Line 1	1400 Post Oak Boulevard, Suite 560
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77056
Country Region	1
City Area Code	877
Local Phone Number	374-7836
Pre Commencement Issuer Tender Offer	false
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Security 12b Title	Common stock, par value $0.0001
Trading Symbol	STEM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001758766
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	4 Embarcadero Ctr., Suite 710
Entity Address City Or Town	San Francisco
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94111